Liquidity	12 Months Ended
Sep. 30, 2025
Liquidity
Liquidity

2. Liquidity

In assessing the Company’s liquidity, the Company monitors and analyses its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Equity financing in form of shares allotment and capital contribution from shareholders, and cash generated from operations have been utilized to finance the working capital requirements of the Company. The Company recorded net cash outflow in operating activities of US$3,662,588 and US$340,501 for the years ended September 30, 2025 and 2024, respectively and net cash inflow in operating activities of US$568,405 for the year ended September 30, 2023. As of September 30, 2025, the Company had working capital of $3,032,675 and the Company had $1,042,230 in cash.

Considering all facts and information on hand, management expects the Company’s cash on hand is sufficient to finance its working capital requirements within the normal operating cycle of a twelve-months period from the date of these financial statements are issued.

If the Company is unable to have sufficient fund to finance its working capital requirements within the normal operating cycle of a twelve-months period from the date of these financial statements are issued, the Company may consider supplementing its available sources of funds through the following sources:

●	additional equity financing from major shareholders or third-party investors; and/or
●	financial support from the Company’s related parties and major shareholders.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and current liabilities as they become due within twelve months from the date of these financial statements are issued. However, there is no assurance that the Company will be successful in implementing its plans. There are a number of factors that could potentially arise and could undermine the Company’s plans, such as changes in the demand for the Company’s services, general market conditions and competitive environment of the capital market industry in Macau and changes in regulatory requirements, etc.

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024